Estimated Useful Lives of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2013
Computer equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of assets	3 years
Furniture and fixtures
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of assets	7 years
Vehicles
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of assets	5 years
Equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of assets	5 years
Equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of assets	15 years
Rail spurs and asset retirement obligation
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of assets	33 years
Rail and rail equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of assets	15 years
Rail and rail equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of assets	20 years
Transload facilities and equipment | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of assets	15 years
Transload facilities and equipment | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of assets	20 years